Segment information - Schedule of assets and liabilities by geographical area (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Total non-current assets	$ 2,172,099	$ 1,690,289	$ 1,308,688
Argentina [member]
Disclosure of geographical areas [line items]
Total non-current assets	2,122,735	1,638,973	1,260,851
Mexico [member]
Disclosure of geographical areas [line items]
Total non-current assets	$ 49,364	$ 51,316	$ 47,837